Acquisitions - Summary of Allocation of Consideration Exchanged for Estimated/Final Fair Value of Tangible and Identifiable Intangible Assets Acquired and Liabilities Assumed (Details) - USD ($)		6 Months Ended	12 Months Ended
	Nov. 12, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consideration:
Fair value of consideration exchanged			$ 1,387
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		$ 19,000,000
Right of Use Asset		31,254,000	28,171,000	$ 22,045,000
Intangible assets, net:
Goodwill		71,123,000	74,100,000	$ 7,316,000	$ 0
PurePenn, LLC and Pioneer Leasing & Consulting, LLC
Consideration:
Cash	$ 19,000,000.0		19,000,000
Shares issued upon issuance		29,711,000	27,000,000
Contingent consideration payable in shares		46,951,000	50,000,000
Fair value of consideration exchanged		95,662,000	96,000,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		563,000	563,000
Accounts receivable		1,300,000	1,300,000
Prepaid expenses and other current assets		376,000	376,000
Inventories		7,461,000	7,461,000
Property and equipment, net		26,233,000	26,233,000
Intangible assets, net:
Goodwill		46,973,000	47,311,000
Other assets		478,000	478,000
Accounts payable and accrued liabilities		(2,189,000)	(2,189,000)
Construction finance liability		(17,413,000)	(17,413,000)
Deferred tax liability		(16,970,000)	(16,970,000)
Total net assets acquired		95,662,000	96,000,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Tradename
Intangible assets, net:
Intangible Assets, Net		580,000	580,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | Moxie License
Intangible assets, net:
Intangible Assets, Net		2,960,000	2,960,000
PurePenn, LLC and Pioneer Leasing & Consulting, LLC | State License
Intangible assets, net:
Intangible Assets, Net		45,310,000	45,310,000
Keystone Relief Centers LLC
Consideration:
Cash	$ 10,000,000.0	10,000,000	10,000,000
Shares issued upon issuance		11,004,000	10,000,000
Contingent consideration payable in shares		15,249,000	15,000,000
Net Working Capital Adjustment		624,000	715,000
Fair value of consideration exchanged		36,877,000	35,715,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash		1,229,000	1,229,000
Accounts receivable		117,000	117,000
Prepaid expenses and other current assets		91,000	91,000
Inventories		2,337,000	2,337,000
Property and equipment, net		2,245,000	2,245,000
Right of Use Asset		2,156,000	2,156,000
Intangible assets, net:
Goodwill		16,835,000	19,473,000
Accounts payable and accrued liabilities		(790,000)	(790,000)
Lease Liability		(2,156,000)	(2,156,000)
Deferred tax liability		(6,007,000)	(6,007,000)
Total net assets acquired		36,877,000	35,715,000
Keystone Relief Centers LLC | Tradename
Intangible assets, net:
Intangible Assets, Net		930,000	930,000
Keystone Relief Centers LLC | Dispensary License
Intangible assets, net:
Intangible Assets, Net		$ 19,890,000
Keystone Relief Centers LLC | Dispensary License
Intangible assets, net:
Intangible Assets, Net			16,090,000
The Healing Corner, Inc [Member]
Consideration:
Cash			19,900,000
Fair value of consideration exchanged			19,900,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			2,000
Prepaid expenses and other current assets			4,000
Inventories			73,000
Property and equipment, net			203,000
Intangible assets, net:
Goodwill			7,316,000
Accrued expenses			(4,000)
Deferred tax liability			(3,350,000)
Total net assets acquired			19,900,000
The Healing Corner, Inc [Member] | Tradename
Intangible assets, net:
Intangible Assets, Net			321,000
The Healing Corner, Inc [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net			14,300,000
The Healing Corner, Inc [Member] | Customer Relationship
Intangible assets, net:
Intangible Assets, Net			1,000,000
The Healing Corner, Inc [Member] | Non-compete
Intangible assets, net:
Intangible Assets, Net			35,000
Life Essence Inc [Member]
Consideration:
Cash			4,125,000
Transaction costs			270,000
Fair value of consideration exchanged			4,395,000
Intangible assets, net:
Accrued expenses			(121,000)
Deferred tax liability			(1,628,000)
Total net assets acquired			4,395,000
Life Essence Inc [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net			6,144,000
Leef Industries LLC [Member]
Consideration:
Cash			3,250,000
Balance of Purchase Price Payable			750,000
Transaction costs			25,000
Fair value of consideration exchanged			4,025,000
Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash			7,000
Inventories			19,000
Property and equipment, net			8,000
Intangible assets, net:
Accrued expenses			(38,000)
Deferred tax liability			(1,452,000)
Total net assets acquired			4,025,000
Leef Industries LLC [Member] | Tradename
Intangible assets, net:
Intangible Assets, Net			10,000
Leef Industries LLC [Member] | Dispensary License
Intangible assets, net:
Intangible Assets, Net			$ 5,470,000